Financial Liabilities Held for Trading - Summary of Financial Liabilities Held for Trading (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Structured notes
Financial liabilities held for trading	R$ 465	R$ 519
Shares held for trading [member]
Structured notes
Financial liabilities held for trading	58	49
Debt Securities Held For Trading [Member]
Structured notes
Financial liabilities held for trading	R$ 407	R$ 470